UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3009
                                                     ---------------------

                             Liberty Funds Trust II
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Jean S. Loewenberg, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3750
                                                           -------------------

                  Date of fiscal year end: August 31, 2003
                                           ------------------

                  Date of reporting period: February 28, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                              LIBERTY NEWPORT JAPAN
                               OPPORTUNITIES FUND

                                Semiannual Report
                                February 28, 2003


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

                              LIBERTY NEWPORT JAPAN
                               OPPORTUNITIES FUND

                                Semiannual Report
                                February 28, 2003



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

PRESIDENT'S MESSAGE

[photo of Joseph R. Palombo]

Dear Shareholder:

The same geopolitical concerns and weak economic conditions that drove the financial markets across the globe had a negative impact on Japan during the past six months. In addition, the large-cap sector of the Japanese stock market came under pressure as the stock of blue-chip companies was sold off during the period. These factors are discussed in greater detail in the portfolio managers' report.

While we are disappointed in the performance of the markets over the past six months, we continue to believe that Japan offers potential for investors who take a long-term perspective. Exposure to stock markets outside the United States can help investors achieve diversification and access to foreign-based market leaders in technology, telecommunications and other growing industries.

In the report that follows, the fund's portfolio managers provide more detailed discussion about the Japanese stock market and the decisions they made in managing the fund. During these challenging times, we thank you for your investment in Liberty Funds.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President


--------------------------------------------------------------------------------
MEET THE NEW PRESIDENT

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer of Columbia Management Group. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE as of 2/28/03 ($)
         Class A                             5.95
         Class B                             5.62
         Class C                             5.62
         Class J1                           27.21
         Class N1                           26.85
         Class Z                             5.98
--------------------------------------------------------------------------------

1 Class J and N shares are yen denominated and only offered to residents and citizens of Japan. The value of these shares has been converted from yen to US dollars.



Not FDIC Insured
May Lose Value
No Bank Guarantee




Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

PERFORMANCE INFORMATION

Value of a $10,000 investment
6/3/96 - 2/28/03

PERFORMANCE OF A $10,000 INVESTMENT

6/3/96 - 2/28/03 ($)

                  without      with
                   sales       sales
                  charge      charge
--------------------------------------
 Class A           6,153       5,799
--------------------------------------
 Class B           5,806       5,805
--------------------------------------
 Class C           5,806       5,805
--------------------------------------
 Class J           5,992       5,813
--------------------------------------
 Class N           5,907       5,907
--------------------------------------
 Class Z           6,186        n/a
--------------------------------------


[mountain chart data]:

            Class A shares            Class A shares
      without sales charge          with sales charge    MSCI Japan Index

6/1996           $10,000.0                  $ 9,525.0           $10,000.0
                  10,350.0                    9,858.0             9,552.0
                  10,110.0                    9,630.0             9,125.0
                   9,710.0                    9,248.0             9,441.0
                   9,719.0                    9,258.0             8,807.0
                   9,239.0                    8,800.0             8,975.0
                   9,469.0                    9,019.0             8,355.0
                   9,320.0                    8,877.0             7,446.0
                   8,979.0                    8,553.0             7,620.0
                   9,110.0                    8,677.0             7,370.0
                   9,059.0                    8,629.0             7,637.0
                   9,500.0                    9,049.0             8,480.0
                  10,569.0                   10,067.0             9,114.0
                  11,049.0                   10,524.0             8,836.0
                  11,469.0                   10,924.0             8,070.0
                  10,049.0                    9,572.0             7,948.0
                  10,269.0                    9,782.0             7,207.0
                   9,820.0                    9,353.0             6,765.0
                   9,360.0                    8,915.0             6,378.0
                   9,042.0                    8,612.0             6,947.0
                   9,603.0                    9,147.0             6,983.0
                   9,423.0                    8,975.0             6,508.0
                   9,021.0                    8,593.0             6,481.0
                   9,172.0                    8,736.0             6,125.0
                   8,751.0                    8,335.0             6,211.0
                   8,781.0                    8,364.0             6,129.0
                   9,132.0                    8,698.0             5,430.0
                   8,681.0                    8,269.0             5,282.0
                   8,480.0                    8,078.0             6,167.0
                   9,242.0                    8,803.0             6,449.0
                   9,933.0                    9,461.0             6,699.0
                  10,575.0                   10,073.0             6,748.0
                  10,604.0                   10,101.0             6,600.0
                  10,604.0                   10,101.0             7,515.0
                  12,459.0                   11,867.0             7,829.0
                  13,421.0                   12,783.0             7,387.0
                  13,010.0                   12,392.0             8,087.0
                  15,406.0                   14,674.0             8,894.0
                  17,209.0                   16,392.0             8,832.0
                  18,583.0                   17,700.0             9,368.0
                  19,635.0                   18,702.0             9,770.0
                  20,826.0                   19,837.0            10,189.0
                  24,204.0                   23,055.0            10,821.0
                  26,656.0                   25,390.0            10,353.0
                  24,372.0                   23,214.0            10,085.0
                  24,869.0                   23,688.0            10,917.0
                  23,939.0                   22,802.0            10,096.0
                  21,509.0                   20,488.0             9,582.0
                  19,059.0                   18,154.0            10,240.0
                  19,805.0                   18,864.0             9,061.0
                  16,887.0                   16,085.0             9,647.0
                  18,460.0                   17,583.0             9,167.0
                  17,561.0                   16,726.0             8,636.0
                  15,088.0                   14,371.0             8,277.0
                  14,344.0                   13,663.0             7,774.0
                  12,741.0                   12,135.0             7,681.0
                  12,761.0                   12,155.0             7,336.0
                  11,324.0                   10,786.0             7,118.0
                  10,983.0                   10,461.0             7,601.0
                  11,770.0                   11,210.0             7,583.0
                  12,007.0                   11,437.0             7,131.0
                  11,014.0                   10,491.0             6,600.0
                   9,846.0                    9,378.0             6,575.0
                   9,256.0                    8,816.0             6,435.0
                   8,698.0                    8,285.0             5,834.0
                   9,039.0                    8,609.0             5,822.0
                   9,008.0                    8,580.0             5,885.0
                   8,242.0                    7,851.0             5,488.0
                   7,322.0                    6,974.0             5,058.0
                   7,415.0                    7,062.0             5,268.0
                   7,745.0                    7,377.0             5,696.0
                   8,263.0                    7,870.0             5,894.0
                   8,728.0                    8,313.0             6,262.0
                   8,355.0                    7,958.0             5,935.0
                   7,601.0                    7,240.0             5,523.0
                   7,508.0                    7,151.0             5,464.0
                   7,001.0                    6,669.0             5,220.0
                   6,567.0                    6,255.0             4,857.0
                   6,733.0                    6,413.0             5,053.0
                   6,567.0                    6,255.0             4,923.0
                   6,164.0                    5,871.0             4,724.0
2/2003             6,153.0                    5,799.0             4,751.0


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. The Morgan Stanley Capital International (MSCI) Japan Index is an unmanaged index that tracks the performance of Japanese stocks. Unlike the fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in the index. Index performance is from May 31, 1996.



Average annual total return as of 2/28/03 (%)

Share class              A                 B                  C                 J                  N              Z
Inception             6/3/96            6/3/96             6/3/96            9/20/00            5/15/00        6/3/96
-------------------------------------------------------------------------------------------------------------------------
                 without    with    without   with    without    with    without   with     without   with     without
                  sales     sales    sales    sales    sales     sales    sales    sales     sales    sales     sales
                 charge    charge   charge   charge   charge    charge   charge   charge    charge   charge    charge
-------------------------------------------------------------------------------------------------------------------------
6-month
(cumulative)        -18.04   -22.76    -18.31   -22.40   -18.20    -19.01   -18.09   -20.55    -18.31   -20.77    -18.19
-------------------------------------------------------------------------------------------------------------------------
1-year              -17.02   -21.79    -17.72   -21.83   -17.60    -18.42   -17.40   -19.87    -17.76   -20.23    -17.29
-------------------------------------------------------------------------------------------------------------------------
5-year               -8.17    -9.25     -8.98    -9.34    -8.98     -8.98    -8.40    -8.96     -8.66    -8.66     -8.15
-------------------------------------------------------------------------------------------------------------------------
Life                 -6.95    -7.77     -7.75    -7.75    -7.75     -7.75    -7.32    -7.73     -7.51    -7.51     -6.88
-------------------------------------------------------------------------------------------------------------------------


Average annual total return as of 12/31/02 (%)
Share class              A                 B                  C                 J                  N              Z
-------------------------------------------------------------------------------------------------------------------------
                 without    with    without   with    without    with    without   with     without   with     without
                  sales     sales    sales    sales    sales     sales    sales    sales     sales    sales     sales
                 charge    charge   charge   charge   charge    charge   charge   charge    charge   charge    charge
-------------------------------------------------------------------------------------------------------------------------
6-month
(cumulative)        -21.41   -25.93    -21.77   -25.68   -21.57    -22.35   -21.42   -23.77    -21.68   -24.03    -21.62
-------------------------------------------------------------------------------------------------------------------------
1-year              -20.33   -24.91    -21.05   -25.00   -20.95    -21.74   -20.67   -23.05    -21.07   -23.44    -20.55
-------------------------------------------------------------------------------------------------------------------------
5-year               -6.20    -7.30     -7.07    -7.43    -7.05     -7.05    -6.47    -7.04     -6.73    -6.73     -6.18
-------------------------------------------------------------------------------------------------------------------------
Life                 -6.19    -7.03     -7.01    -7.01    -7.01     -7.01    -6.56    -6.99     -6.76    -6.76     -6.12
-------------------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: first year - 5%, second year - 4%, third year
- 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C CDSC of 1% for the first year only, the 3% maximum sales charge for class J shares and the 3% CDSC on the one year or less returns of class N.

Class J share performance includes returns of the fund's class N share for the periods prior to the inception of class J. Class N share performance information includes returns of the fund's class B shares for periods prior to the inception of class N. These older class share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between the older share class and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Top 10 holdings as of 2/28/03 (%)

Canon                              4.6%
Takeda Chemical Industries         4.5
Rohm Co.                           4.2
Kao Corp                           3.7
Funai Electric                     3.5
Keyence                            3.3
Sony Corp.                         3.1
Honda Motor                        3.0
Yamada Denki                       3.0
NTT DoCoMo                         3.0

Portfolio holdings are calculated as a percentage of net assets. Since the fund is actively managed, there is no guarantee the fund will continue to maintain the same portfolio holdings in the future.



Bought
--------------------------------------------------------------------------------
DENSO CORP.  (1.1% of net assets)
An auto-parts manufacturer, Denso has reduced costs by more than 30%. It has gained global prominence and is growing its operations rapidly in China. Denso is gaining market share globally as it continues to win new orders from the big three US auto makers.


Sold
--------------------------------------------------------------------------------
SUN DRUG
Sun Drug operates a drug retailing chain in Japan. The company was affected by stiff competition in the drug store area. The company was slashing prices to stay competitive, but the steep price reductions cut into its profit margins.




PORTFOLIO MANAGERS' REPORT

For the six-month period that ended February 28, 2003, the class A shares of Liberty Newport Japan Opportunities Fund returned negative 18.04% without sales charge. The fund's performance was lower than its benchmark, the MSCI Japan Index, which returned negative 13.05%. While geopolitical concerns and a weak economic environment generally took their toll on the Japanese market, the fund's performance was affected mostly by a significant sell-off in large, blue chip companies, which were emphasized in the portfolio.

A CHALLENGING EQUITY SUPPLY/DEMAND DYNAMIC

There were three main reasons for the poor performance of Japanese large-cap stocks during the six-month period. First, prices went down as companies, primarily in the financial services sector, began selling their holdings in each other's stock. Historically, many Japanese companies have owned big positions in each other's shares as well as shares of their customers--a practice known as "cross-share holdings." Recently, the Japanese government has passed legislation to reduce the amount of these holdings that banks are allowed to own. Second, insurance companies also engaged in heavy selling of large-cap liquid stocks, as they lowered the proportion of stocks in their portfolios to meet their solvency ratios. Finally, in response to a government decision to allow companies to return to employees pension assets managed on behalf of the government, many companies have decided to return the government's portion of these assets. In order to return it in the form of cash, companies sold existing stock holdings into the market.

The fund's results were affected to a lesser extent by its underexposure to cyclical commodity producers, which performed well. As a matter of philosophy, we do not invest in these types of economically-sensitive companies because it is difficult to determine when the trough and peak of such cycles will occur. While large-cap companies suffered the most in this market environment, small caps performed relatively well.

TAKING ADVANTAGE OF JAPAN'S RESTRUCTURING TREND

We trimmed the fund's concentrated positions and added new companies, which resulted in a more diversified portfolio. In selecting stocks, we focused on Japan's robust restructuring trend. We sought companies that have become more productive and profitable since reconfiguring their businesses. We invested in Denso Corp. (1.1% of net assets), an auto parts manufacturer that has been gaining global market share.1 We also added Olympus Optical (1.3% of net assets), a manufacturer of endoscopes and other optical equipment, including cameras. Olympus's camera division has a long history of losing money, but its recent reorganization has resulted in better profits and solid business prospects for the future.

Because of the decline in consumer spending, we reduced exposure to the retail area from about 12% to 5% of the portfolio. We also eliminated the consumer finance position, which suffered from weak loan demand, increasing bankruptcies and loan defaults. At the end of the reporting period, we owned no banks in the portfolio.

A DECLINE IN PRICES COULD LEAD TO INVESTMENT OPPORTUNITY

We believe the heavy selling in the large-cap area may continue for a while, as more companies eliminate their cross-shareholder arrangements. This will likely put more downward pressure on stock prices. One of the positive outcomes of this selling activity has been that many well-run blue chip companies now have very attractive valuations. This is particularly evident in the pharmaceutical sector, where several highly competitive global companies are selling at historically low price/earnings ratios. The portfolio has a solid position in pharmaceuticals, and we are likely to add new companies as opportunities arise. We expect the wave of restructuring that has taken place among Japanese companies to continue to present new investment ideas.

/s/ David R. Smith

/s/ Jamie Chui

David R. Smith and Jamie Chui were portfolio managers of Liberty Newport Japan Opportunities Fund during the reporting period. Jamie Chui began co-managing the fund in August 2001.

In March, 2003, Richard Yeung replaced David Smith as co-manager of Liberty Newport Japan Opportunities Fund. Mr. Yeung serves as portfolio manager on Japanese portfolios and is a member of Columbia Management Group's Asia and International strategy teams.




TOP 5 SECTORS as of 2/28/03 (%)

[bar chart data]:

Consumer discretionary              23.8%
Information technology              20.9
Industrials                         15.5
Consumer staples                    12.1
Health care                         11.5


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there is no guarantee the fund will continue to maintain the same sector breakdowns in the future.

-----------
1 Holdings and sector breakdowns are disclosed as of February 28, 2003, and are subject to change.

International investing offers significant long-term growth potential, but also involves certain risks. These risks include currency exchange rate fluctuations, economic change, instability of emerging countries and political developments. A portfolio of stocks from a single nation poses additional risks due to limited diversification.

INVESTMENT PORTFOLIO

February 28, 2003 (Unaudited)

COMMON STOCKS - 96.4%             SHARES          VALUE
--------------------------------------------------------
CONSUMER DISCRETIONARY - 23.8%
AUTOMOBILES & COMPONENTS - 9.3%
AUTO PARTS & EQUIPMENT - 3.8%
Denso Corp.                       11,000     $  164,607
F.C.C. Co., Ltd.                  12,700        320,145
Stanley Electric Co., Ltd.         7,000         86,453
                                             ----------
                                                571,205
                                             ----------
AUTOMOBILE MANUFACTURERS - 5.5%
Honda Motor Co., Ltd.             12,400        453,140
Toyota Motor Corp.                15,300        359,155
                                             ----------
                                                812,295
                                             ----------
CONSUMER DURABLES & APPAREL - 8.0%
CONSUMER ELECTRONICS - 7.2%
Funai Electric Co., Ltd.           4,600        527,260
Pioneer Corp.                      3,700         80,125
Sony Corp.                        12,200        463,376
                                             ----------
                                              1,070,761
                                             ----------
HOUSEHOLD APPLIANCES - 0.8%
Rinnai Corp.                       5,500        114,220
                                             ----------
HOTELS, RESTAURANTS & LEISURE - 1.1%
RESTAURANTS - 1.1%
Plenus Co., Ltd.                   2,880         68,945
Saint Marc Co., Ltd.               3,700         92,019
                                             ----------
                                                160,964
                                             ----------
RETAILING - 5.4%
APPAREL RETAIL - 0.9%
Shimamura Co., Ltd.                2,700        140,236
                                             ----------
COMPUTER & ELECTRONICS RETAIL - 3.0%
Yamada Denki Co., Ltd.            22,300        449,905
                                             ----------
GENERAL MERCHANDISE STORES - 1.5%
Don Quijote Co., Ltd.              2,800        223,356
                                             ----------

--------------------------------------------------------
CONSUMER STAPLES - 12.1%
FOOD & DRUG RETAILING - 4.7%
DRUG RETAIL - 1.4%
Sugi Pharmacy Co., Ltd.            5,000        206,403
                                             ----------
FOOD RETAIL - 3.3%
C Two-Network Co., Ltd.            7,600        167,474
Seven-Eleven Japan Co., Ltd.       6,000        140,338
Yaoko Co., Ltd.                   12,700        183,815
                                             ----------
                                                491,627
                                             ----------
FOOD, BEVERAGE & TOBACCO - 3.7%
PACKAGED FOODS & MEATS - 2.5%
Katokichi Co., Ltd.               23,300        370,151
                                             ----------




                                  SHARES          VALUE
--------------------------------------------------------
SOFT DRINKS - 1.2%
Yakult Honsha Co., Ltd.           15,000     $  184,114
                                             ----------
HOUSEHOLD & PERSONAL PRODUCTS - 3.7%
HOUSEHOLD PRODUCTS - 3.7%
Kao Corp.                         26,000        548,746
                                             ----------

-------------------------------------------------------
FINANCIALS - 2.4%
REAL ESTATE - 2.4%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.4%
Leopalace21 Corp.                 16,000         86,757
Mitsubishi Estate Co., Ltd.       39,000        270,194
                                             ----------
                                                356,951
                                             ----------

-------------------------------------------------------
HEALTH CARE - 11.5%
HEALTH CARE EQUIPMENT & SERVICES - 3.6%
HEALTH CARE EQUIPMENT - 3.6%

Hogy Medical Co., Ltd.             4,400        186,102
NIPRO Corp.                       10,000        157,679
Olympus Optical Co., Ltd.         12,000        193,884
                                             ----------
                                                537,665
                                             ----------
PHARMACEUTICALS & BIOTECHNOLOGY - 7.9%
PHARMACEUTICALS - 7.9%
Chugai Pharmaceutical Co., Ltd.   19,000        173,100
Fujisawa Pharmaceutical Co., Ltd.  12,000       235,503
Rohto Pharmaceutical Co., Ltd.    16,000        110,984
Takeda Chemical Industries Ltd.   18,000        663,875
                                             ----------
                                              1,183,462
                                             ----------

-------------------------------------------------------
INDUSTRIALS - 15.5%
CAPITAL GOODS - 6.1%
ELECTRICAL COMPONENTS & EQUIPMENT - 2.5%
Fanuc Ltd.                         8,400        365,943
                                             ----------
INDUSTRIAL CONGLOMERATES - 1.5%
Nitto Denko Corp.                  7,800        219,058
                                             ----------
INDUSTRIAL MACHINERY - 2.1%
SMC Corp.                          2,200        168,422
Union Tool Co.                     5,800        144,000
                                             ----------
                                                312,422
                                             ----------
COMMERCIAL SERVICES & SUPPLIES - 5.6%
DIVERSIFIED COMMERCIAL SERVICES - 4.6%
Nichii Gakkan Co.                  7,200        348,991
Park24 Co., Ltd.                  15,400        269,661
Secom Co., Ltd.                    2,500         71,057
                                             ----------
                                                689,709
                                             ----------
EMPLOYMENT SERVICES - 1.0%
Drake Beam Morin-Japan, Inc.       3,900        154,727
                                             ----------




See notes to investment portfolio.

February 28, 2003 (Unaudited)

COMMON STOCKS (CONTINUED)         SHARES          VALUE
--------------------------------------------------------
INDUSTRIALS (CONTINUED)
TRANSPORTATION - 3.8%
AIR FREIGHT & LOGISTICS - 1.0%
Yamato Transport Co., Ltd.        12,000     $  152,265
                                             ----------
RAILROADS - 2.8%
East Japan Railway Co.                89        410,312
                                             ----------

-------------------------------------------------------
INFORMATION TECHNOLOGY - 20.9%
TECHNOLOGY HARDWARE & EQUIPMENT - 20.9%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 9.0%
Hirose Electric Co., Ltd.          4,300        304,454
HOYA Corp.                         5,300        340,287
Keyence Corp.                      3,060        497,252
Nidec Corp.                        3,600        198,858
                                             ----------
                                              1,340,851
                                             ----------
NETWORKING EQUIPMENT - 0.5%
Net One Systems Co., Ltd.             17         76,505
                                             ----------
OFFICE ELECTRONICS - 7.2%
Canon, Inc.                       19,000        686,292
Ricoh Co., Ltd.                   25,500        385,256
                                             ----------
                                              1,071,548
                                             ----------
SEMICONDUCTORS - 4.2%
Rohm Co., Ltd.                     5,500        630,419
                                             ----------

-------------------------------------------------------
MATERIALS - 2.4%
CHEMICALS - 2.4%
DIVERSIFIED CHEMICALS - 2.4%
Shin-Etsu Chemical Co., Ltd.      10,700        350,285
                                             ----------

-------------------------------------------------------
TELECOMMUNICATION SERVICES - 5.8%
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.9%
INTEGRATED TELECOMMUNICATION SERVICES - 2.9%
Japan Telecom Holdings Co., Ltd.      85        252,378
KDDI Corp.                            56        175,748
                                             ----------
                                                428,126
                                             ----------
WIRELESS TELECOMMUNICATION SERVICES - 2.9%
NTT DoCoMo, Inc.                     233        439,530
                                             ----------

-------------------------------------------------------
UTILITIES - 2.0%
GAS UTILITIES - 2.0%
Tokyo Gas Co.                     97,000        293,753
                                             ----------
TOTAL COMMON STOCKS
   (cost of $15,153,448)                     14,357,514
                                             ----------






INVESTMENT MANAGEMENT
COMPANIES - 1.4%                  SHARES          VALUE
-------------------------------------------------------
Nomura Asset Management
   (cost of $214,086)             30,000     $  208,857
                                             ----------

SHORT-TERM OBLIGATION - 1.0%         PAR
-------------------------------------------------------
Repurchase agreement with State
   Street Bank & Trust Co., dated
   02/28/03, due 03/03/03 at 1.260%
   collateralized by a U.S. Treasury
   Bond maturing 11/15/09, market
   value $159,131 (repurchase
   proceeds $156,016)
   (cost of $156,000)           $156,000        156,000
                                             ----------

TOTAL INVESTMENTS - 98.8%
   (cost of $15,523,534)(a)                  14,722,371
                                             ----------

OTHER ASSETS & LIABILITIES, NET - 1.2%          175,543
-------------------------------------------------------
NET ASSETS - 100.0%                         $14,897,914
                                            ===========

NOTES TO INVESTMENT PORTFOLIO:

(a) Cost for federal income tax purposes is the same.





See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003 (Unaudited)

ASSETS:
Investments, at cost                       $ 15,523,534
                                           ------------
Investments, at value                      $ 14,722,371
Cash                                                519
Foreign currency (cost of $111,098)             110,478
Receivable for:
   Investments sold                             166,778
   Fund shares sold                                 900
   Interest                                           5
   Dividends                                      5,590
Expense reimbursement due from
   Advisor/Administrator                         57,992
Deferred Trustees' compensation plan              2,204
Other assets                                      1,094
                                           ------------
     Total Assets                            15,067,931
                                           ------------
LIABILITIES:
Payable for:
   Fund shares repurchased                       41,419
   Management fee                                12,476
   Administration fee                             3,520
   Transfer agent fee                            69,895
   Pricing and bookkeeping fees                   1,109
   Audit fee                                     11,158
   Registration fee                              10,386
   Reports to shareholders                       17,850
Deferred Trustees' fee                            2,204
                                           ------------
     Total Liabilities                          170,017
                                           ------------
NET ASSETS                                 $ 14,897,914
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $ 52,982,149
Accumulated net investment loss                (797,304)
Accumulated net realized loss               (36,483,679)
Net unrealized depreciation on:
   Investments                                 (801,163)
   Foreign currency translations                 (2,089)
                                           ------------
NET ASSETS                                 $ 14,897,914
                                           ============





CLASS A:

Net assets                                 $3,322,435
Shares outstanding                            558,521
                                           ----------
Net asset value per share                  $     5.95(a)
                                           ==========
Maximum offering price per share
   ($5.95/0.9425)                          $     6.31(b)
                                           ==========
CLASS B:
Net assets                                 $4,430,886
Shares outstanding                            788,552
                                           ----------
Net asset value and offering price
   per share                               $     5.62(a)
                                           ==========
CLASS C:
Net assets                                 $1,290,616
Shares outstanding                            229,644
                                           ----------
Net asset value and offering price
   per share                               $     5.62(a)
                                           ==========
CLASS J:
Net assets                                 $    2,476
Shares outstanding                                 91
                                           ----------
Net asset value and redemption
   price per share                         $    27.21
                                           ----------
Maximum offering price per share
   ($27.21/0.9700)                         $    28.05(c)
                                           ==========
CLASS N:
Net assets                                 $5,587,040
Shares outstanding                            208,092
                                           ----------
Net asset value and offering price
   per share                               $    26.85(a)
                                           ==========
CLASS Z:
Net assets                                 $  264,461
Shares outstanding                             44,248
                                           ----------
Net asset value, offering and
   redemption price per share              $     5.98
                                           ==========


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.
(c)  On sales of $10,000 or more the offering price is reduced.




See notes to financial statements.

STATEMENT OF OPERATIONS

For the Six Months Ended
February 28, 2003 (Unaudited)


INVESTMENT INCOME:
Dividends                                    $   37,037
Interest                                          6,381
                                             ----------
   Total Investment Income (net of
     foreign taxes withheld of $6,536)           43,418
                                             ----------
EXPENSES:
Management fee                                   88,644
Administration fee                               23,327
Distribution fee:
   Class B                                       18,701
   Class C                                        6,349
   Class J                                            3
   Class N                                       23,373
Service fee:
   Class A                                        6,132
   Class B                                        6,233
   Class C                                        2,107
   Class J                                            3
   Class N                                        7,791
Agency fee:
   Class J                                            1
   Class N                                        3,116
Pricing and bookkeeping fees                      6,976
Transfer agent fee                               60,066
Trustees' fee                                     3,082
Custody fee                                       6,683
Registration fee                                 31,432
Reports to shareholders                          49,223
Other expenses                                   14,578
                                             ----------
   Total Operating Expenses                     357,820
Fees and expenses waived or reimbursed by
   Advisor/Administrator                       (121,018)
                                             ----------
   Net Operating Expenses                       236,802
Interest expense                                  2,216
                                             ----------
   Net Expenses                                 239,018
                                             ----------
Net Investment Loss                            (195,600)
                                             ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
   Investments                               (6,508,620)
   Foreign currency transactions                (32,434)
                                             ----------
     Net realized loss                       (6,541,054)
                                             ----------
Net change in unrealized
   appreciation/depreciation on:
   Investments                                3,378,743
   Foreign currency translations                  1,372
                                             ----------
     Net change in unrealized
       appreciation/depreciation              3,380,115
                                             ----------
Net Loss                                     (3,160,939)
                                             ----------
Net Decrease in Net Assets
   from Operations                         $ (3,356,539)
                                             ----------




See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS

                               (UNAUDITED)
                               SIX MONTHS     YEAR
                                  ENDED       ENDED
INCREASE (DECREASE)           FEBRUARY 28, AUGUST 31,
IN NET ASSETS:                    2003        2002
--------------------------------------------------------

OPERATIONS:
Net investment loss           $  (195,600) $  (569,460)
Net realized loss on
   investments and foreign
   currency transactions       (6,541,054) (16,201,166)
Net change in unrealized
   appreciation/depreciation on
   investments and foreign
   currency translations        3,380,115   11,685,137
                             ------------  -----------
Net Decrease from Operations   (3,356,539)  (5,085,489)
                             ------------  -----------
SHARE TRANSACTIONS:
Class A:
   Subscriptions               47,572,402   53,717,678
   Redemptions                (48,017,734) (56,627,716)
                             ------------  -----------
     Net Decrease                (445,332)  (2,910,038)
                             ------------  -----------
Class B:
   Subscriptions                  960,241    2,711,804
   Redemptions                 (1,444,319)  (4,252,391)
                             ------------  -----------
     Net Decrease                (484,078)  (1,540,587)
                             ------------  -----------
Class C:
   Subscriptions               11,691,595   16,869,944
   Redemptions                (11,957,516) (18,103,293)
                             ------------  -----------
     Net Decrease                (265,921)  (1,233,349)
                             ------------  -----------
Class N:
   Subscriptions                      --        76,471
   Redemptions                   (422,016)  (3,367,244)
                             ------------  -----------
     Net Decrease                (422,016)  (3,290,773)
                             ------------  -----------
Class Z:
   Subscriptions                9,399,371   11,593,223
   Redemptions                (10,979,188) (12,081,578)
                             ------------  -----------
     Net Decrease              (1,579,817)    (488,355)
                             ------------  -----------
Net Decrease from
   Share Transactions          (3,197,164)  (9,463,102)
                             ------------  -----------
Total Decrease in Net Assets   (6,553,703) (14,548,591)

NET ASSETS:
Beginning of period            21,451,617   36,000,208
                             ------------  -----------
End of period (including
   accumulated net investment
   loss of $(797,304) and
   $(601,704), respectively) $ 14,897,914 $ 21,451,617
                             ============ ============




                               (UNAUDITED)
                               SIX MONTHS     YEAR
                                  ENDED       ENDED
                              FEBRUARY 28, AUGUST 31,
                                  2003        2002
--------------------------------------------------------

CHANGES IN SHARES:
Class A:
   Subscriptions                7,553,495    6,768,357
   Redemptions                 (7,599,313)  (7,059,212)
                             ------------  -----------
     Net Decrease                 (45,818)    (290,855)
                             ------------  -----------
Class B:
   Subscriptions                  159,015      360,078
   Redemptions                   (238,595)    (555,891)
                             ------------  -----------
     Net Decrease                 (79,580)    (195,813)
                             ------------  -----------
Class C:
   Subscriptions                1,936,297    2,251,428
   Redemptions                 (1,965,804)  (2,388,615)
                             ------------  -----------
     Net Decrease                 (29,507)    (137,187)
                             ------------  -----------
Class N:
   Subscriptions                       --        1,940
   Redemptions                    (14,955)     (91,260)
                             ------------  -----------
     Net Decrease                 (14,955)     (89,320)
                             ------------  -----------
Class Z:
   Subscriptions                1,471,547    1,462,193
   Redemptions                 (1,698,576)  (1,495,715)
                             ------------  -----------
     Net Decrease                (227,029)     (33,522)
                             ------------  -----------




See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Newport Japan Opportunities Fund (the "Fund"), a series of Liberty Funds Trust II (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek capital appreciation. The Fund may issue an unlimited number of shares. The Fund offers six classes of shares: Class A, Class B, Class C, Class J, Class N and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class J shares are sold with a front-end sales charge. Class N shares are subject to a contingent deferred sales charge. Class J and Class N shares are available for purchase only by residents and citizens of Japan. Class N shares automatically convert to Class J shares after five years, eliminating a portion of the distribution fee upon conversion. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The accompanying financial statements are prepared under accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

February 28, 2003 (Unaudited)

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B, Class C, Class J and Class N class specific expenses), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B, Class C, Class J and Class N per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B, Class C, Class J and Class N shares, the distribution fee applicable to Class B, Class C, Class J and Class N shares and the agency fee applicable to Class J and Class N shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

February 28, 2003 (Unaudited)

The following capital loss carryforwards, determined as of August 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

   Year of Expiration       Capital Loss Carryforward
     ---------------         -----------------------
          2006                        $ 68,392
          2007                       1,707,149
          2008                         130,554
          2009                         845,766
          2010                      12,194,062
                                  ------------
                                   $14,945,923
                                  ------------

NOTE 3. FEES AND COMPENSATION PAID
TO AFFILIATES

MANAGEMENT FEE:

Newport Fund Management, Inc. (the "Advisor"), a subsidiary of Newport Pacific Management, Inc. ("NPMI"), is the investment advisor of the Fund and receives a monthly fee equal to 0.95% annually of the Fund's average daily net assets.

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

PRICING AND BOOKKEEPING FEES:

The Administrator is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Administrator has delegated those functions to State Street Bank and Trust Company ("State Street"). The Administrator pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Administrator receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE, AGENCY AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Administrator, is the Fund's principal underwriter. For the six months ended February 28, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $1,495 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $8,337 and $4,045 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B, Class C, Class J and Class N shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B, Class C and Class N shares and 0.25% annually of the average daily net assets attributable to Class J shares.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Class J and Class N shares pay an annual agency fee of 0.10% of the Class J and Class N average daily net assets, to an agent in Japan to compensate the agent for, among other things, making certain filings and reports in Japan.

EXPENSE LIMITS:

The Advisor/Administrator have voluntarily agreed, until further notice, to waive fees and bear certain Fund expenses so that total expenses (exclusive of service, agency and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.75% annually of the Fund's average daily net assets.

February 28, 2003 (Unaudited)

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor, Administrator or any of their affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. If applicable, the Fund could invest a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six months ended February 28, 2003, there were no such credits.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended February 28, 2003, purchases and sales of investments, other than short-term obligations, were $ 7,347,866 and $10,513,990, respectively.

Unrealized appreciation (depreciation) at February 28, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation        $ 1,377,719
     Gross unrealized depreciation         (2,178,882)
                                          -----------
       Net unrealized depreciation        $  (801,163)
                                          ===========

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, concentration of investments in a single region or country may result in greater volatility.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means for borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the unused commitment shall be paid quarterly by each fund based on the relative asset size of each fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the six months ended February 28, 2003, the average daily loan balance outstanding on days where borrowing existed was $1,535,714 at a weighted average interest rate of 1.80%.

NOTE 6. SUBSEQUENT EVENT

On April 1, 2003, the Advisor merged into NPMI, an indirect subsidiary of Columbia Management Group, Inc. ("CMG"). Immediately following this merger, NPMI and the Administrator merged into Columbia Management Advisers, Inc. ("Columbia"), a direct subsidiary of CMG, which subsequently became the investment advisor of the Fund. The merger will not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund to Columbia.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:


                                        (UNAUDITED)
                                        SIX MONTHS
                                           ENDED                         YEAR ENDED AUGUST 31,
                                        FEBRUARY 28,  ---------------------------------------------------------------
CLASS A SHARES                              2003        2002 (a)     2001 (a)     2000 (a)     1999 (a)     1998 (a)
========================================================================================================================
NET ASSET VALUE,
   BEGINNING OF PERIOD                         $ 7.26       $ 8.95       $ 17.85      $ 18.54      $  8.66      $ 10.05
                                               ------       ------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment loss (b)                         (0.05)       (0.12)        (0.20)       (0.28)       (0.13)       (0.10)
Net realized and unrealized gain (loss) on
   investments and foreign currency             (1.26)       (1.57)        (8.70)        0.28        10.01        (1.29)
                                               ------       ------       -------      -------       ------      -------
   Total from Investment Operations             (1.31)       (1.69)        (8.90)       --            9.88        (1.39)
                                               ------       ------       -------      -------       ------      -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                         --           --            --        (0.69)          --           --
Return of capital                                  --           --            --           --(c)        --           --
                                               ------       ------       -------      -------       ------      -------
   Total Distributions Declared
     to Shareholders                               --           --            --        (0.69)          --           --
                                               ------       ------       -------      -------       ------      -------
NET ASSET VALUE,
   END OF PERIOD                               $ 5.95       $ 7.26       $  8.95      $ 17.85      $ 18.54      $  8.66
                                               ======       ======       =======      =======      =======      =======
Total return (d)(e)                          (18.04)%(f)  (18.88)%      (49.86)%      (0.68)%      114.09%     (13.26)%
                                               ======       ======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (g)                          2.00%(h)     2.00%         2.00%        1.93%        2.00%        2.00%
Interest expense                                0.02%(h)       --%           --%          --%          --%          --%
Net expenses (g)                                2.02%(h)     2.00%         2.00%        1.93%        2.00%        2.00%
Net investment loss (g)                       (1.56)%(h)   (1.46)%       (1.58)%      (1.28)%      (1.03)%      (1.12)%
Waiver/reimbursement                            1.30%(h)     0.41%         0.15%          --%        0.46%        0.72%
Portfolio turnover rate                           41%(f)       33%           11%          15%          27%          24%
Net assets, end of period (000's)             $ 3,322      $ 4,385       $ 8,011     $ 21,452     $ 17,091      $ 2,887


(a)For the years ended August 31, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Rounds to less than $0.01 per share.
(d)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                        (UNAUDITED)
                                        SIX MONTHS
                                           ENDED                         YEAR ENDED AUGUST 31,
                                        FEBRUARY 28,  ---------------------------------------------------------------
CLASS B SHARES                              2003        2002 (a)     2001 (a)     2000 (a)     1999 (a)     1998 (a)
========================================================================================================================
NET ASSET VALUE,
   BEGINNING OF PERIOD                         $ 6.88       $ 8.56       $ 17.29      $ 18.11       $ 8.52       $ 9.95
                                               ------       ------       -------      -------       ------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment loss (b)                         (0.07)       (0.17)        (0.29)       (0.43)       (0.22)       (0.17)
Net realized and unrealized gain (loss) on
   investments and foreign currency             (1.19)       (1.51)        (8.44)        0.26         9.81        (1.26)
                                               ------       ------       -------      -------       ------      -------
   Total from Investment Operations             (1.26)       (1.68)        (8.73)       (0.17)        9.59        (1.43)
                                               ------       ------       -------      -------       ------      -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                         --           --            --        (0.65)          --           --
Return of capital                                  --           --            --           --(c)        --           --
                                               ------       ------       -------      -------       ------      -------
   Total Distributions Declared
     to Shareholders                               --           --            --        (0.65)          --           --
                                               ------       ------       -------      -------       ------      -------
NET ASSET VALUE,
   END OF PERIOD                               $ 5.62       $ 6.88        $ 8.56      $ 17.29      $ 18.11       $ 8.52
                                               ======       ======       =======      =======      =======      =======
Total return (d)(e)                          (18.31)%(f)  (19.63)%      (50.49)%      (1.62)%      112.56%     (14.16)%
                                               ======       ======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (g)                          2.75%(h)     2.75%         2.75%        2.68%        2.75%        2.75%
Interest expense                                0.02%(h)       --%           --%          --%          --%          --%
Net expenses (g)                                2.77%(h)     2.75%         2.75%        2.68%        2.75%        2.75%
Net investment loss (g)                       (2.31)%(h)   (2.21)%       (2.33)%      (2.03)%      (1.78)%      (1.87)%
Waiver/reimbursement                            1.30%(h)     0.41%         0.15%          --%        0.46%        0.72%
Portfolio turnover rate                           41%(f)       33%           11%          15%          27%          24%
Net assets, end of period (000's)             $ 4,431      $ 5,969       $ 9,109     $ 28,021     $ 21,333      $ 6,028

(a)For the years ended August 31, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Rounds to less than $0.01 per share.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge. (e)Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                        (UNAUDITED)
                                        SIX MONTHS
                                           ENDED                         YEAR ENDED AUGUST 31,
                                        FEBRUARY 28,  ---------------------------------------------------------------
CLASS C SHARES                              2003        2002 (a)     2001 (a)     2000 (a)     1999 (a)     1998 (a)
========================================================================================================================
NET ASSET VALUE,
   BEGINNING OF PERIOD                         $ 6.87       $ 8.57       $ 17.28      $ 18.10       $ 8.51       $ 9.94
                                               ------       ------       -------      -------       ------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment loss (b)                         (0.07)       (0.17)        (0.29)       (0.43)       (0.22)       (0.17)
Net realized and unrealized gain (loss) on
   investments and foreign currency             (1.18)       (1.53)        (8.42)        0.26         9.81        (1.26)
                                               ------       ------       -------      -------       ------      -------
   Total from Investment Operations             (1.25)       (1.70)        (8.71)       (0.17)        9.59        (1.43)
                                               ------       ------       -------      -------       ------      -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                         --           --            --        (0.65)          --           --
Return of capital                                  --           --            --           --(c)        --           --
                                               ------       ------       -------      -------       ------      -------
   Total Distributions Declared
     to Shareholders                               --           --            --        (0.65)          --           --
                                               ------       ------       -------      -------       ------      -------
NET ASSET VALUE,
   END OF PERIOD                               $ 5.62       $ 6.87        $ 8.57      $ 17.28      $ 18.10       $ 8.51
                                               ======       ======       =======      =======      =======      =======
Total return (d)(e)                          (18.20)%(f)  (19.84)%      (50.41)%      (1.62)%      112.69%     (14.18)%
                                               ======       ======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (g)                          2.75%(h)      2.75%        2.75%        2.68%        2.75%        2.75%
Interest expense                                0.02%(h)        --%          --%          --%          --%          --%
Net expenses (g)                                2.77%(h)      2.75%        2.75%        2.68%        2.75%        2.75%
Net investment loss (g)                       (2.31)%(h)    (2.21)%      (2.33)%      (2.03)%      (1.78)%      (1.87)%
Waiver/reimbursement                            1.30%(h)      0.41%        0.15%          --%        0.46%        0.72%
Portfolio turnover rate                           41%(f)        33%          11%          15%          27%          24%
Net assets, end of period (000's)             $ 1,291       $ 1,780      $ 3,395     $ 11,161      $ 8,167      $ 1,862

(a)For the years ended August 31, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Rounds to less than $0.01 per share.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge. (e)Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                            (UNAUDITED)
                                                            SIX MONTHS                          PERIOD
                                                               ENDED         YEAR ENDED          ENDED
                                                           FEBRUARY 28,      AUGUST 31,       AUGUST 31,
CLASS J SHARES                                                 2003             2002           2001 (a)
=========================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 33.22          $ 41.00          $ 80.68
                                                             -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.26)           (0.66)           (1.08)
Net realized and unrealized loss on
   investments and foreign currency                            (5.75)           (7.12)          (38.60)
                                                             -------          -------          -------
   Total from Investment Operations                            (6.01)           (7.78)          (39.68)
                                                             -------          -------          -------
NET ASSET VALUE, END OF PERIOD                               $ 27.21          $ 33.22          $ 41.00
                                                             =======          =======          =======
Total return (c)(d)                                         (18.09)%(e)      (18.98)%         (49.18)%(e)
                                                             =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (f)                                         2.35%(g)         2.35%            2.35%(g)
Interest expense                                               0.02%(g)           --%              --%
Net expenses (f)                                               2.37%(g)         2.35%            2.35%(g)
Net investment loss (f)                                      (1.91)%(g)       (1.81)%          (1.93)%(g)
Waiver/reimbursement                                           1.30%(g)         0.41%            0.15%(g)
Portfolio turnover rate                                          41%(e)           33%              11%
Net assets, end of period (000's)                            $     2          $     3          $     4

(a)Class J shares were initially offered on September 20, 2000. Per share data reflects activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming no initial sales charge.
(d)Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                           (UNAUDITED)
                                                           SIX MONTHS              YEAR ENDED
                                                              ENDED                AUGUST 31,                PERIOD ENDED
                                                          FEBRUARY 28,  ----------------------------------    AUGUST 31,
CLASS N SHARES                                                 2003             2002             2001           2000 (a)
==========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 32.87          $ 40.78          $ 82.43          $ 91.37
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.34)           (0.84)           (1.40)           (0.16)
Net realized and unrealized loss on
   investments and foreign currency                            (5.68)           (7.07)          (40.25)           (8.78)
                                                             -------          -------          -------          -------
     Total from Investment Operations                          (6.02)           (7.91)          (41.65)           (8.94)
                                                             -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                               $ 26.85          $ 32.87          $ 40.78          $ 82.43
                                                             =======          =======          =======          =======
Total return (c)(d)                                         (18.31)%(e)      (19.40)%         (50.53)%          (9.78)%(e)
                                                             =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (f)                                         2.85%(g)         2.85%            2.85%            2.78%(g)
Interest expense                                               0.02%(g)           --%              --%              --%
Net expenses (f)                                               2.87%(g)         2.85%            2.85%            2.78%(g)
Net investment loss (f)                                      (2.41)%(g)       (2.31)%          (2.43)%          (2.55)%(g)
Waiver/reimbursement                                           1.30%(g)         0.41%            0.15%              --%
Portfolio turnover rate                                          41%(e)           33%              11%              15%
Net assets, end of period (000's)                            $ 5,587          $ 7,332         $ 12,738         $ 32,035

(a)Class N shares were initially offered on May 15, 2000. Per share data reflects activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming no contingent deferred sales charge.
(d)Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                        (UNAUDITED)
                                         SIX MONTHS
                                           ENDED                          YEAR ENDED AUGUST 31,
                                        FEBRUARY 28,  ----------------------------------------------------------------
CLASS Z SHARES                              2003        2002 (a)     2001 (a)     2000 (a)     1999 (a)     1998 (a)
========================================================================================================================
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $  7.31      $  9.00       $ 18.00      $ 18.70      $  8.71      $ 10.07
                                              -------      -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment loss (b)                         (0.04)       (0.10)        (0.17)       (0.22)       (0.10)       (0.08)
Net realized and unrealized gain (loss) on
   investments and foreign currency             (1.29)       (1.59)        (8.83)        0.23        10.09        (1.28)
                                              -------      -------       -------      -------      -------      -------
   Total from Investment Operations             (1.33)       (1.69)        (9.00)        0.01         9.99        (1.36)
                                              -------      -------       -------      -------      -------      -------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                         --           --            --        (0.71)          --           --
Return of capital                                  --           --            --           --(c)        --           --
                                              -------      -------       -------      -------      -------      -------
   Total Distributions Declared
     to Shareholders                               --           --            --        (0.71)          --           --
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $  5.98      $  7.31       $  9.00      $ 18.00      $ 18.70      $  8.71
                                              =======      =======       =======      =======      =======      =======
Total return (d)(e)                          (18.19)%(f)  (18.78)%      (50.00)%      (0.66)%      114.70%     (13.30)%
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (g)                          1.75%(h)     1.75%         1.75%        1.68%        1.75%        1.75%
Interest expense                                0.02%(h)       --%           --%          --%          --%          --%
Net expenses (g)                                1.77%(h)     1.75%         1.75%        1.68%        1.75%        1.75%
Net investment loss (g)                       (1.31)%(h)   (1.21)%       (1.33)%      (1.03)%      (0.78)%      (0.87)%
Waiver/reimbursement                            1.30%(h)     0.41%         0.15%          --%        0.46%        0.72%
Portfolio turnover rate                           41%(f)       33%           11%          15%          27%          24%
Net assets, end of period (000's)             $   264      $ 1,984       $ 2,744      $ 5,272      $ 2,971      $ 1,444

(a)For the years ended August 31, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Rounds to less than $0.01 per share.
(d)Total return at net asset value assuming all distributions reinvested.
(e)Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Newport Japan Opportunities Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Newport Japan Opportunities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Newport Japan Opportunities Fund

Liberty Newport Japan Opportunities Fund  SEMIANNUAL REPORT, FEBRUARY 28, 2003


[eagle head logo]

LibertyFunds
A Member of Columbia Management Group
(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


                                                                     PRSRT STD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                   HOLLISTON, MA
                                                                   PERMIT NO. 20



                                                734-03/084N-0303 (04/03) 03/0806

                                 LIBERTY NEWPORT
                               GREATER CHINA FUND

                                Semiannual Report
                                February 28, 2003



                        [photo of man and dog on beach]



                      ELIMINATE CLUTTER IN TWO EASY STEPS.

                         POINT. CLICK. LIBERTY eDELIVERY

              For more information about receiving your shareholder
                reports electronically, call us at 800-345-6611.
                  To sign up for eDelivery, visit us online at
                              www.libertyfunds.com.

                                 LIBERTY NEWPORT
                               GREATER CHINA FUND

                                Semiannual Report
                                February 28, 2003



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                      ELIMINATE CLUTTER IN TWO EASY STEPS.

                         POINT. CLICK. LIBERTY eDELIVERY

                         To sign up for eDelivery, go to
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

PRESIDENT'S MESSAGE

[photo of Joseph R. Palombo]

Dear Shareholder:

Most of the world's stock markets delivered negative returns over the past six months. However, China's stock market held up better than most and its losses were modest. China has been one of the few growing economies over the past year. Domestic growth has been strong. China also has been able to increase its share of global exports, the result of an increasingly competitive manufacturing base. The nation's acceptance into the World Trade Organization has fueled increased foreign investment, a positive for the country's economic development.

While we are always disappointed to report negative performance, we continue to believe that China offers significant potential for investors who take a long-term perspective. Exposure to stock markets outside the US can help investors expand diversification and provide access to economies that are experiencing significantly higher economic growth.

In the report that follows, the fund's portfolio manager provides a more detailed discussion about the Chinese market and the decisions he made in managing the fund. During these challenging times, we thank you for your investment in Liberty Funds.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President


--------------------------------------------------------------------------------
MEET THE NEW PRESIDENT

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer of Columbia Management Group. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE as of 2/28/03 ($)
         Class A                13.44
         Class B                13.22
         Class C                13.40
         Class Z                13.54

DISTRIBUTIONS DECLARED PER SHARE  9/1/02- 2/28/03 ($)
         Class A                  0.08
         Class B                  0.00
         Class C                  0.00
         Class Z                  0.12
--------------------------------------------------------------------------------


Not FDIC Insured
May Lose Value
No Bank Guarantee

Economic and market conditions change frequently There is no assurance that the trends described in this report will continue or commence.

PERFORMANCE INFORMATION

VALUE OF A $10,000 INVESTMENT
5/16/97 - 2/28/03 ($)

PERFORMANCE OF A $10,000 INVESTMENT
5/16/97 - 2/28/03 ($)

                  without      with
                   sales       sales
                  charge      charge
---------------------------------------
 Class A          10,360      9,764
---------------------------------------
 Class B           9,984      9,884
---------------------------------------
 Class C          10,121     10,121
---------------------------------------
 Class Z          10,515        n/a
---------------------------------------



[mountain chart data]:

              Class A shares             Class A shares
        without sales charge           with sales charge      MSCI China Index

5/1997              $10,000.0                  $ 9,425.0            $10,000.0
                     10,000.0                    9,425.0              9,887.0
                     13,418.0                   12,646.0             10,108.0
                     14,415.0                   13,586.0             11,492.0
                     15,104.0                   14,236.0             12,170.0
                     13,417.0                   12,645.0             10,146.0
                     13,701.0                   12,913.0              8,499.0
                     10,149.0                    9,565.0              6,960.0
                      9,631.0                    9,077.0              6,754.0
                      9,887.0                    9,319.0              5,036.0
                      7,778.0                    7,331.0              6,823.0
                     10,474.0                    9,872.0              6,647.0
                     10,346.0                    9,751.0              5,962.0
                      9,352.0                    8,814.0              5,180.0
                      7,944.0                    7,487.0              4,372.0
                      6,852.0                    6,458.0              3,581.0
                      5,963.0                    5,621.0              2,611.0
                      4,774.0                    4,499.0              3,740.0
                      6,287.0                    5,926.0              3,804.0
                      7,770.0                    7,323.0              4,112.0
                      8,049.0                    7,586.0              4,243.0
                      7,892.0                    7,438.0              3,893.0
                      7,097.0                    6,689.0              3,169.0
                      6,968.0                    6,568.0              3,035.0
                      7,756.0                    7,310.0              3,447.0
                      9,000.0                    8,482.0              4,313.0
                      8,818.0                    8,311.0              4,323.0
                     10,867.0                   10,242.0              6,348.0
                     10,336.0                    9,741.0              5,555.0
                     10,579.0                    9,970.0              5,511.0
                      9,986.0                    9,412.0              5,290.0
                     10,366.0                    9,770.0              4,863.0
                     12,096.0                   11,400.0              4,770.0
                     13,241.0                   12,480.0              4,412.0
                     13,302.0                   12,537.0              4,219.0
                     14,425.0                   13,595.0              3,445.0
                     15,760.0                   14,854.0              3,524.0
                     14,061.0                   13,253.0              3,856.0
                     13,552.0                   12,773.0              3,925.0
                     15,009.0                   14,146.0              4,450.0
                     15,503.0                   14,612.0              4,365.0
                     15,162.0                   14,290.0              4,188.0
                     14,114.0                   13,303.0              3,679.0
                     13,287.0                   12,523.0              3,507.0
                     12,574.0                   11,851.0              3,040.0
                     13,121.0                   12,366.0              3,065.0
                     14,107.0                   13,296.0              3,509.0
                     13,652.0                   12,867.0              3,189.0
                     12,445.0                   11,729.0              2,672.0
                     13,408.0                   12,637.0              2,943.0
                     13,363.0                   12,594.0              3,024.0
                     13,074.0                   12,322.0              3,123.0
                     12,436.0                   11,721.0              2,700.0
                     11,313.0                   10,662.0              2,116.0
                     10,175.0                    9,590.0              2,044.0
                     10,592.0                    9,983.0              2,096.0
                     11,472.0                   10,813.0              2,301.0
                     11,737.0                   11,062.0              2,308.0
                     11,714.0                   11,040.0              2,092.0
                     11,629.0                   10,961.0              2,109.0
                     12,342.0                   11,633.0              2,226.0
                     12,879.0                   12,139.0              2,325.0
                     12,864.0                   12,124.0              2,361.0
                     12,236.0                   11,532.0              2,281.0
                     11,501.0                   10,839.0              2,182.0
                     10,949.0                   10,319.0              2,139.0
                     10,220.0                    9,633.0              1,969.0
                     10,251.0                    9,662.0              1,980.0
                     10,849.0                   10,225.0              2,062.0
                     10,272.0                    9,681.0              1,984.0
                     10,487.0                    9,884.0              2,079.0
2/2003               10,360.0                    9,764.0              2,027.0


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table do not reflect the deduction of taxes shareholder would pay on fund distributions or the redemption of fund shares. The Morgan Stanley Capital International (MSCI) China Index is designed to broadly and fairly represent the full diversity of business activities in China. This index aims to capture 85% of the free float adjusted market capitalization in each industry group. Country indices are based on MSCI market indices, assuming dividends are reinvested. Index performance is from May 31, 1997. Unlike the fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in the index.

Shares of the Liberty Newport Greater China Fund were offered during a subscription period that began June 20, 1997 and ended July 25, 1997. The subscription proceeds were invested into the fund on July 25, 1997. The fund's performance returns are calculated from its inception date of May 16, 1997.




Average annual total return as of 2/28/03 (%)

Share class                      A                            B                           C                     Z
Inception                     5/16/97                      5/16/97                     5/16/97               5/16/97
-------------------------------------------------------------------------------------------------------------------
                        without        with         without         with         without        with         without
                         sales         sales         sales          sales         sales         sales         sales
                        charge        charge        charge         charge        charge        charge        charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)     -5.41        -10.85         -5.71        -10.42         -5.77          -6.71         -5.27
-------------------------------------------------------------------------------------------------------------------
1-year                  -10.95        -16.07        -11.57        -15.99        -11.67         -12.55        -10.84
-------------------------------------------------------------------------------------------------------------------
5-year                   -0.22         -1.40         -0.93         -1.33         -0.68          -0.68         -0.01
-------------------------------------------------------------------------------------------------------------------
Life                      0.61         -0.41         -0.03         -0.20          0.21           0.21          0.87
-------------------------------------------------------------------------------------------------------------------


Average annual total return as of 12/31/02 (%)

Share class                      A                            B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                        without        with         without         with         without        with         without
                         sales         sales         sales          sales         sales         sales         sales
                        charge        charge        charge         charge        charge        charge        charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)    -16.05        -20.88        -16.44        -20.62        -16.46         -17.29        -16.08
-------------------------------------------------------------------------------------------------------------------
1-year                  -12.49        -17.52        -13.18        -17.52        -13.19         -14.05        -12.44
-------------------------------------------------------------------------------------------------------------------
5-year                    0.77         -0.42          0.11         -0.29          0.38           0.38          1.02
-------------------------------------------------------------------------------------------------------------------
Life                      0.48         -0.57         -0.18         -0.35          0.08           0.08          0.72
-------------------------------------------------------------------------------------------------------------------



Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year -1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

TOP 10 HOLDINGS AS OF 02/28/03 (%)

Huaneng Power International           9.6%
Zhejiang Expressway                   6.0
Hutchison Whampoa                     5.6
Hang Seng Bank                        5.4
Sun Hung Kai Properties               5.3
China Mobile                          5.2
Hong Kong & China Gas                 5.1
Taiwan Semiconductor Manufacturing    4.9
Beijing Datang Power Generation       4.7
CNOOC                                 3.4

Portfolio holdings are calculated as a percentage of net assets. Since the fund is actively managed, there is no guarantee the fund will continue to hold these securities in the future.

Bought
--------------------------------------------------------------------------------
XIANO GAS HOLDINGS (0.8% of net assets). This liquid natural gas distributor reflects the growth of privatization in China. The company has benefited from China's desire to reduce pollution by moving to cleaner burning fuels.

Sold
--------------------------------------------------------------------------------
GIORDANO INTERNATIONAL (0.4% of net assets). A Gap-like clothing retailer, Giordano operates in a sector that is overly competitive in China. We reduced its position in the portfolio because we were disappointed with the company's overall performance.





PORTFOLIO MANAGER'S REPORT

For the six-month period that ended February 28, 2003, Liberty Newport Greater China Fund class A shares returned negative 5.41%, without sales charge. The fund's performance was slightly lower than its benchmark, the MSCI China Index, which returned negative 5.23%. While the MSCI China Index is a reasonable proxy for stock market performance in China, it is not a perfect match with the fund's investment universe, which includes companies in Hong Kong and Taiwan in its definition of "greater" China.

As of the end of the reporting period, about 58% of the portfolio's assets were invested in China, 32% in Hong Kong, 9% in Taiwan and 2% in cash.1 The fund's investments in Hong Kong and Taiwan - markets that have been highly sensitive to the weak global economy -- detracted the most from performance. Taiwanese investments, which were primarily in the technology sector, were particularly hard hit in the face of a slowdown in demand for computers and consumer electronics. While the Chinese market did better than Hong Kong and Taiwan, it, too, was affected by economic sluggishness around the world.

CHINA--A BRIGHT SPOT IN THE GLOBAL ECONOMY

Strong domestic consumption, a healthy export business and a competitive manufacturing environment helped boost China's growth to a 7% to 8% annual rate, making it an attractive country in which to invest. As private enterprise has flourished, the Chinese government has committed significant resources to infrastructure development and expansion. We took advantage of this development theme by emphasizing companies that should benefit from the construction of roads, dams, utilities, seaports and airports.

We maintained our position in toll road companies, which has been in place for more than a year, and recently added a new company, Anhui Expressway (1.1% of net assets). In addition to new road construction, toll road companies, which tend to be monopolies in their provinces, have benefited from increased use of private automobiles. Domestic and international travel has also been on the rise in China. To participate in this trend, we invested in Beijing Capital International Airport and Hainan Meilan Airport

--------------
1 Country breakdowns and portfolio holdings are disclosed as of February 28, 2003 and are subject to change.

(1.1% and 1.1% of net assets, respectively). Hainan Meilan Airport is located on the South China Sea island of Hainan, which is being developed as a tourist destination. To take advantage of China's import/export business, we added Cosco Pacific (2.7% of net assets), a multi-industry company with exposure to China's seaports.

A REDUCTION IN CORE HOLDINGS

We eliminated or reduced some long-term core holdings. We sold HSBC, a global bank with large operations in the United States and Europe, because we wanted to focus more on growth in China. We reduced positions in Johnson Electric Holdings (2.6% of net assets), which makes motors for a variety of products, and Li & Fung (3.2% of net assets), a clothing company. Although we remain positive on the long-term revenue prospects for both companies, they are tied to US consumer sales, which have recently softened.

OUR OUTLOOK FOR GREATER CHINA IS POSITIVE

We are encouraged by China's success in a difficult global environment. We believe that the country's rising position in global trade and an emerging middle class bode well for the future. China's abundant land and labor, combined with Hong Kong's financial sophistication and Taiwan's technological skills, make the region unique among international investment markets.

/s/ Chris Legallet

Chris Legallet is the portfolio manager of Liberty Newport Greater China Fund. He is also chief investment officer -- international equities of Newport Fund Management, Inc., an affiliate of Columbia Management Group, Inc. Chris has managed or co-managed the fund since it commenced operations in May 1997.

International investing offers significant long-term growth potential, but also involves certain risks. These risks include currency exchange rate fluctuations, economic change, instability of emerging countries and political developments. A portfolio of stocks from a single region poses additional risks due to limited diversification.


TOP 5 SECTORS AS OF 2/28/03 (%)

[bar chart data]:

Industrials                         27.9%
Utilities                           19.8
Financials                          17.2
Information technology               9.3
Consumer discretionary               8.9


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there is no guarantee the fund will continue to maintain the same sector breakdowns in the future.

INVESTMENT PORTFOLIO

February 28, 2003 (Unaudited)

COMMON STOCKS - 99.1%              SHARES         VALUE
--------------------------------------------------------
CONSUMER DISCRETIONARY - 8.9%
CONSUMER DURABLES & APPAREL - 3.2%
APPAREL, ACCESSORIES & LUXURY GOODS - 3.2%
Li & Fung Ltd.                  1,132,000   $ 1,139,403
                                            -----------
HOTELS, RESTAURANTS & LEISURE - 1.0%
RESTAURANTS - 1.0%
Cafe de Coral Holdings Ltd.       554,000       346,294
                                            -----------
MEDIA - 2.0%
BROADCASTING & CABLE - 2.0%
Television Broadcasts Ltd.        230,000       698,936
                                            -----------
RETAILING - 2.7%
APPAREL RETAIL - 0.4%
Giordano International Ltd.       496,000       151,045
                                            -----------
DISTRIBUTORS - 2.3%
China Resources Enterprise Ltd.   904,000       811,386
                                            -----------

-------------------------------------------------------
CONSUMER STAPLES - 4.6%
FOOD & DRUG RETAILING - 4.6%
FOOD RETAIL - 4.6%
Convenience Retail Asia Ltd. (a)2,480,000       623,259
President Chain Store Corp.       678,963     1,025,772
                                            -----------
                                              1,649,031
                                            -----------

-------------------------------------------------------
ENERGY - 3.4%
OIL & GAS - 3.4%
INTEGRATED OIL & GAS - 3.4%
CNOOC Ltd.                        854,000     1,199,038
                                            -----------

-------------------------------------------------------
FINANCIALS - 17.2%
BANKS - 5.4%
Hang Seng Bank Ltd.               174,900     1,911,812
                                            -----------
DIVERSIFIED FINANCIALS - 2.2%
MULTI-SECTOR HOLDINGS - 2.2%
Swire Pacific Ltd.                185,000       787,537
                                            -----------
REAL ESTATE - 9.6%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 9.6%
Cheung Kong Holdings Ltd.         114,000       716,246
Henderson Land Development
   Co., Ltd.                      296,000       838,774
Sun Hung Kai Properties Ltd.      332,000     1,868,804
                                            -----------
                                              3,423,824
                                            -----------

-------------------------------------------------------
INDUSTRIALS - 27.9%
CAPITAL GOODS - 11.6%
ELECTRICAL COMPONENTS & EQUIPMENT - 2.6%
Johnson Electric Holdings Ltd.    837,500       934,254
                                            -----------
INDUSTRIAL CONGLOMERATES - 9.0%
China Merchants Holdings
   International Co., Ltd.      1,152,000       893,653
Hutchison Whampoa Ltd.            333,200     1,999,456
Xinao Gas Holdings Ltd. (a)     1,040,000       300,039
                                            -----------
                                              3,193,148
                                            -----------




                                   SHARES         VALUE
--------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS - 0.0%
China Hong Kong Photo Products
   Holdings Ltd.                   67,000     $   4,467
                                            -----------
TRANSPORTATION - 16.3%
AIR FREIGHT & LOGISTICS - 5.2%
Cosco Pacific Ltd.              1,066,000       963,624
Sinotrans Ltd., Class H (a)     3,000,000       865,496
                                            -----------
                                              1,829,120
                                            -----------
AIRPORT SERVICES - 2.1%
Beijing Capital International Airport
   Co., Inc., Class H           1,590,000       377,164
Hainan Meilan Airport Co., Ltd.,
   Class H (a)                    762,000       385,934
                                            -----------
                                                763,098
                                            -----------
HIGHWAYS & RAILTRACKS - 9.0%
Anhui Expressway Co., Ltd.,
   Class H                      1,442,000       374,413
Jiangsu Expressway Co., Ltd.
   Class H                      2,198,000       718,669
Zhejiang Expressway Co., Ltd.,
   Class H                      4,820,000     2,116,746
                                            -----------
                                              3,209,828
                                            -----------

-------------------------------------------------------
INFORMATION TECHNOLOGY - 9.3%
TECHNOLOGY HARDWARE & EQUIPMENT - 9.3%
COMPUTER HARDWARE - 3.1%
Legend Group Ltd.               3,170,000     1,087,287
                                            -----------
COMPUTER STORAGE & PERIPHERALS - 1.0%
Asustek Computer, Inc.            212,000       359,942
                                            -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
Hon Hai Precision Industry
   Co., Ltd.                       34,890       112,451
                                            -----------
SEMICONDUCTORS - 4.9%
Taiwan Semiconductor
   Manufacturing Co., Ltd. (a)  1,427,126     1,724,872
                                            -----------

-------------------------------------------------------
MATERIALS - 1.4%
METALS & MINING - 1.4%
DIVERSIFIED METALS & MINING - 1.4%
Yanzhou Coal Mining Co., Ltd.,
   Class H                      1,126,000       483,665
                                            -----------

-------------------------------------------------------
TELECOMMUNICATION SERVICES - 6.6%
WIRELESS TELECOMMUNICATION SERVICES - 6.6%
China Mobile Ltd. (a)(b)          842,000     1,842,295
China Unicom Ltd. (a)             806,000       488,312
                                            -----------
                                              2,330,607
                                            -----------





See notes to investment portfolio.

February 28, 2003 (Unaudited)

COMMON STOCKS (CONTINUED)          SHARES         VALUE
-------------------------------------------------------
UTILITIES - 19.8%
ELECTRIC UTILITIES - 14.3%
Beijing Datang Power Generation
   Co., Ltd., Class H           4,946,000   $ 1,664,733
Huaneng Power International,
   Inc., Class H                3,820,000     3,404,154
                                            -----------
                                              5,068,887
                                            -----------
GAS UTILITIES - 5.5%
Hong Kong & China Gas
   Co., Ltd.                    1,458,304     1,795,066
Wah Sang Gas Holdings Ltd.      1,380,000       164,559
                                            -----------
                                              1,959,625
                                            -----------
TOTAL COMMON STOCKS
   (cost of $36,878,361)                     35,179,557
                                            -----------

SHORT-TERM OBLIGATION - 1.6%           PAR
-------------------------------------------------------
Repurchase agreement with State
   Street Bank & Trust Co., dated
   02/28/03, due 03/03/03 at 1.260%
   collateralized by a U.S. Treasury
   Bond maturing 11/15/09,
   market value $595,269,
   (repurchase proceeds $581,061)
   (cost of $581,000)            $581,000       581,000
                                            -----------
TOTAL INVESTMENTS - 100.7%
   (cost of $37,459,361) (c)                 35,760,557
                                            -----------

OTHER ASSETS & LIABILITIES, NET - (0.7)%      (257,442)
-------------------------------------------------------
NET ASSETS - 100.0%                         $35,503,115
                                            ===========

NOTES TO INVESTMENT PORTFOLIO:

(a)Non-income producing.
(b)Represents fair value as determined in good faith under the direction of the Board of Trustees.
(c)Cost for federal income tax purposes is the same.


SUMMARY OF SECURITIES                      % OF TOTAL
BY COUNTRY                     VALUE       INVESTMENTS
-------------------------------------------------------
Hong Kong                  $20,478,260        57.3%
China                       11,478,260        32.1
Taiwan                       3,223,037         9.0
United States                  581,000         1.6
                           -----------       -----
                           $35,760,557       100.0%
                           ===========       =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003 (Unaudited)

ASSETS:

Investments, at cost                       $ 37,459,361
                                           ------------
Investments, at value                      $ 35,760,557
Cash                                                103
Foreign currency (cost of $13,897)               13,739
Receivable for:
   Fund shares sold                               4,603
   Interest                                          61
Expense reimbursement due from
   Advisor/Administrator                          8,792
Deferred Trustees' compensation plan              2,552
                                           ------------
     Total Assets                            35,790,407
                                           ------------
LIABILITIES:
Payable for:
   Investments purchased                        177,227
   Fund shares repurchased                       28,265
   Management fee                                33,756
   Administration fee                             7,338
   Transfer agent fee                            22,165
   Pricing and bookkeeping fees                   2,302
   Audit fee                                     10,930
Deferred Trustees' fee                            2,552
Other liabilities                                 2,757
                                           ------------
   Total Liabilities                            287,292
                                           ------------
NET ASSETS                                 $ 35,503,115
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $ 76,583,162
Accumulated net investment loss                (243,510)
Accumulated net realized loss               (39,137,570)
Net unrealized depreciation on:
   Investments                               (1,698,804)
   Foreign currency translations                   (163)
                                           ------------
NET ASSETS                                 $ 35,503,115
                                           ============
CLASS A:
Net assets                                 $ 29,870,000
Shares outstanding                            2,221,759
                                           ------------
Net asset value per share                  $      13.44(a)
                                           ============
Maximum offering price per share
   ($13.44/0.9425)                         $      14.26(b)
                                           ============
CLASS B:
Net assets                                 $  3,644,632
Shares outstanding                              275,766
                                           ------------
Net asset value and offering
    price per share                        $      13.22(a)
                                           ============
CLASS C:
Net assets                                 $  1,819,084
Shares outstanding                              135,717
                                           ------------
Net asset value and offering
    price per share                        $      13.40(a)
                                           ============
CLASS Z:
Net assets                                 $    169,399
Shares outstanding                               12,511
                                           ------------
Net asset value, offering and
   redemption price per share              $      13.54
                                           ============


(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)On sales of $50,000 or more the offering price is reduced.





STATEMENT OF OPERATIONS

For the Six Months Ended
February 28, 2003 (Unaudited)


INVESTMENT INCOME:

Dividends                                   $   253,607
Interest                                          8,144
                                            -----------
   Total Investment Income (net of
      foreign taxes withheld of $14)            261,751
                                            -----------

EXPENSES:
Management fee                                  219,210
Administration fee                               47,654
Distribution fee:
   Class B                                       13,678
   Class C                                        6,652
Service fee:
   Class A                                       40,552
   Class B                                        4,563
   Class C                                        2,218
Pricing and bookkeeping fees                      5,909
Transfer agent fee                               80,813
Trustees' fee                                     2,324
Custody fee                                      20,274
Registration fee                                 30,084
Other expenses                                   19,286
                                            -----------
   Total Operating Expenses                     493,217
Fees and expenses waived or reimbursed by
   Advisor/Administrator                        (62,670)
                                            -----------
   Net Operating Expenses                       430,547
Interest expense                                    377
                                            -----------
   Net Expenses                                 430,924
                                            -----------
Net Investment Loss                            (169,173)
                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
   Investments                                1,072,619
   Foreign currency transactions                (27,985)
                                            -----------
       Net realized gain                      1,044,634
                                            -----------
Net change in unrealized
   appreciation/depreciation on:
   Investments                               (2,614,873)
   Foreign currency translations                  1,582
                                            -----------
       Net change in unrealized
          appreciation/depreciation          (2,613,291)
                                            -----------
Net Loss                                     (1,568,657)
                                            -----------
Net Decrease in Net Assets
   from Operations                          $(1,737,830)
                                            -----------




See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                              (UNAUDITED)
                              SIX MONTHS      YEAR
                                 ENDED        ENDED
INCREASE (DECREASE)          FEBRUARY 28,  AUGUST 31,
IN NET ASSETS:                   2003         2002
-------------------------------------------------------

OPERATIONS:
Net investment income (loss)  $  (169,173)   $ 237,736
Net realized gain (loss) on
   investments and foreign
   currency transactions        1,044,634   (1,654,609)
Net change in unrealized
   appreciation/depreciation
   on investments and foreign
   currency translations       (2,613,291)     506,034
                              -----------  -----------
Net Decrease from Operations   (1,737,830)    (910,839)
                              -----------  -----------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                       (211,935)    (373,665)
   Class B                             --      (11,000)
   Class C                             --       (3,498)
   Class Z                         (4,186)      (2,195)
                              -----------  -----------
Total Distributions Declared
   to Shareholders               (216,121)    (390,358)
                              -----------  -----------
SHARE TRANSACTIONS:
Class A:
   Subscriptions               36,149,424   39,177,370
   Distributions reinvested       167,826      272,269
   Redemptions                (37,939,023) (42,820,843)
                              -----------  -----------
      Net Decrease             (1,621,773)  (3,371,204)
                              -----------  -----------
Class B:
   Subscriptions                1,018,529    1,634,125
   Distributions reinvested            --        9,061
   Redemptions                 (1,012,705)  (1,785,215)
                              -----------  -----------
      Net Increase (Decrease)       5,824     (142,029)
                              -----------  -----------
Class C:
   Subscriptions                2,523,727    8,269,957
   Distributions reinvested            --        2,795
   Redemptions                 (2,422,552)  (7,745,504)
                              -----------  -----------
      Net Increase                101,175      527,248
                              -----------  -----------
Class Z:
   Subscriptions                4,060,730    2,966,512
   Distributions reinvested         2,201        2,195
   Redemptions                 (4,092,385)  (2,979,944)
                              -----------  -----------
      Net Decrease                (29,454)     (11,237)
                              -----------  -----------
Net Decrease from
   Share Transactions          (1,544,228)  (2,997,222)
                              -----------  -----------
Total Decrease in Net Assets   (3,498,179)  (4,298,419)





                              (UNAUDITED)
                              SIX MONTHS      YEAR
                                 ENDED        ENDED
INCREASE (DECREASE)          FEBRUARY 28,  AUGUST 31,
IN NET ASSETS:                   2003         2002
--------------------------------------------------------

NET ASSETS:
Beginning of period          $ 39,001,294  $ 43,299,713
                             ------------  ------------
End of period (including
   accumulated net investment
   loss and undistributed
   net investment income of
   $(243,510) and
   $141,784, respectively)   $ 35,503,115  $ 39,001,294
                             ============  ============
CHANGES IN SHARES:
Class A:
   Subscriptions                2,631,702    2,614,029
   Issued for distributions
      reinvested                   11,869       17,466
   Redemptions                 (2,744,674)  (2,833,877)
                             ------------  ------------
      Net Decrease               (101,103)    (202,382)
                             ------------  ------------
Class B:
   Subscriptions                   77,209      108,551
   Issued for distributions
      reinvested                       --          589
   Redemptions                    (76,031)    (118,333)
                             ------------  ------------
      Net Increase (Decrease)       1,178       (9,193)
                             ------------  ------------
Class C:
   Subscriptions                  186,171      535,143
   Issued for distributions
      reinvested                       --          179
   Redemptions                   (177,875)    (498,990)
                             ------------  ------------
      Net Increase                  8,296       36,332
                             ------------  ------------
Class Z:
   Subscriptions                  295,198      189,434
   Issued for distributions
      reinvested                      154          140
   Redemptions                   (292,431)    (189,630)
                             ------------  ------------
      Net Increase (Decrease)       2,921          (56)
                             ------------  ------------




See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Newport Greater China Fund (the "Fund"), a series of Liberty Funds Trust II (the"Trust"), is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth of capital. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

February 28, 2003 (Unaudited)

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters into bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of August 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

         YEAR OF           CAPITAL LOSS
       EXPIRATION          CARRYFORWARD
       ----------          -------------
           2006              $  494,399
           2007              33,041,123
           2008                 703,958
           2010               5,047,669
                            -----------
                            $39,287,149
                            ===========

NOTE 3. FEES AND COMPENSATION
PAID TO AFFILIATES

MANAGEMENT FEE:

Newport Fund Management, Inc. (the "Advisor"), a subsidiary of Newport Pacific Management, Inc. ("NPMI"), is the investment advisor of the Fund and receives a monthly fee equal to 1.15% annually of the Fund's average daily net assets.

February 28, 2003 (Unaudited)

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

PRICING AND BOOKKEEPING FEES:

The Administrator is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Administrator has delegated those functions to State Street Bank and Trust Company ("State Street"). The Administrator pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Administrator receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE
AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Administrator, is the Fund's principal underwriter. For the six months ended February 28, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $577 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $2, $7,344 and $1,586 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor/Administrator have voluntarily agreed, until further notice, to waive fees and bear certain Fund expenses so that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.90% annually of the Fund's average daily net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor, Administrator or any of their affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. If applicable, the Fund could invest a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six months ended February 28, 2003, there were no such credits.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended February 28, 2003, purchases and sales of investments, other than short-term obligations, were $6,692,789 and $7,941,946, respectively.

Unrealized appreciation (depreciation) at February 28, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation        $  6,584,236
     Gross unrealized depreciation         (8,283,040)
                                          -----------
         Net unrealized depreciation      $(1,698,804)
                                          ===========

February 28, 2003 (Unaudited)




OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, concentration of investments in a single region or country may result in greater volatility.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the unused commitment shall be paid quarterly by each fund based on the relative asset size of each fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the six months ended February 28, 2003, the average daily loan balance outstanding on days where borrowings existed was $1,000,000 at a weighted average interest rate of 2.23%.

NOTE 6. SUBSEQUENT EVENT

On April 1, 2003, the Advisor merged into NPMI, an indirect subsidiary of Columbia Management Group, Inc. ("CMG"). Immediately following this merger, NPMI and the Administrator merged into Columbia Management Advisers, Inc. ("Columbia"), a direct subsidiary of CMG, which subsequently became the investment advisor of the Fund. The merger will not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund to Columbia.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:


                                       (UNAUDITED)
                                        SIX MONTHS
                                          ENDED                           YEAR ENDED AUGUST 31,
                                        FEBRUARY 28,  ----------------------------------------------------------------
CLASS A SHARES                              2003         2002(a)      2001(a)       2000(a)     1999(a)      1998(a)
========================================================================================================================
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 14.29      $ 14.91       $ 19.98      $ 13.94      $  6.34      $ 17.90
                                              -------      -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (loss) (b)                (0.05)        0.10          0.12         0.05         0.10         0.09
Net realized and unrealized gain (loss) on
   investments and foreign currency             (0.72)       (0.57)        (5.19)        5.99         7.58       (11.59)
                                              -------      -------       -------      -------      -------      -------
   Total from Investment Operations             (0.77)       (0.47)        (5.07)        6.04         7.68       (11.50)
                                              -------      -------       -------      -------      -------      -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                      (0.08)       (0.15)           --           --        (0.08)       (0.06)
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $ 13.44      $ 14.29       $ 14.91      $ 19.98      $ 13.94      $  6.34
                                              =======      =======       =======      =======      =======      =======
Total return (c)(d)                           (5.41)%(e)   (3.22)%      (25.38)%       43.33%      121.59%     (64.42)%
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (f)                          2.15%(g)     2.15%         2.15%        2.15%        2.15%        2.15%
Interest expense                                  --%(g)(h)    --%           --%          --%          --%          --%
Net expenses (f)                                2.15%(g)     2.15%         2.15%        2.15%        2.15%        2.15%
Net investment income (loss) (f)              (0.78)%(g)     0.65%         0.68%        0.26%        0.92%        0.74%
Waiver/reimbursement                            0.33%(g)     0.29%         0.21%        0.10%        0.30%        0.31%
Portfolio turnover rate                           18%(e)       16%           14%          28%          20%          58%
Net assets, end of period (000's)            $ 29,870     $ 33,201      $ 37,652     $ 64,722     $ 54,623     $ 31,214

(a)For the years ended August 31, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.
(h)Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:


                                       (UNAUDITED)
                                        SIX MONTHS
                                          ENDED                           YEAR ENDED AUGUST 31,
                                        FEBRUARY 28,  ----------------------------------------------------------------
CLASS B SHARES                              2003         2002(a)      2001(a)       2000(a)     1999(a)      1998(a)
========================================================================================================================
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 14.02      $ 14.63       $ 19.75      $ 13.88       $ 6.34      $ 17.86
                                              -------      -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (loss) (b)                (0.10)       (0.02)        (0.01)       (0.09)        0.02         0.01
Net realized and unrealized gain (loss) on
   investments and foreign currency             (0.70)       (0.55)        (5.11)        5.96         7.52       (11.48)
                                              -------      -------       -------      -------      -------      -------
   Total from Investment Operations             (0.80)       (0.57)        (5.12)        5.87         7.54       (11.47)
                                              -------      -------       -------      -------      -------      -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                         --        (0.04)           --           --           --        (0.05)
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $ 13.22      $ 14.02       $ 14.63      $ 19.75      $ 13.88       $ 6.34
                                              =======      =======       =======      =======      =======      =======
Total return (c)(d)                           (5.71)%(e)   (3.93)%      (25.92)%       42.29%      118.93%     (64.36)%
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (f)                          2.90%(g)     2.90%         2.90%        2.90%        2.90%        2.90%
Interest expense                                  --%(g)(h)    --%           --%          --%          --%          --%
Net expenses (f)                                2.90%(g)     2.90%         2.90%        2.90%        2.90%        2.90%
Net investment income (loss) (f)              (1.53)%(g)   (0.10)%       (0.07)%      (0.49)%       0.17%       (0.01)%
Waiver/reimbursement                            0.33%(g)     0.29%         0.21%        0.10%        0.30%        0.31%
Portfolio turnover rate                           18%(e)       16%           14%          28%          20%          58%
Net assets, end of period (000's)             $ 3,645      $ 3,850       $ 4,151      $ 6,335      $ 3,423      $ 1,692

(a)For the years ended August 31, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.
(h)Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:


                                       (UNAUDITED)
                                        SIX MONTHS
                                          ENDED                           YEAR ENDED AUGUST 31,
                                        FEBRUARY 28,  ----------------------------------------------------------------
CLASS C SHARES                              2003         2002(a)      2001(a)       2000(a)     1999(a)      1998(a)
========================================================================================================================
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 14.22      $ 14.84       $ 20.03      $ 14.10       $ 6.32      $ 17.86
                                              -------      -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (loss) (b)                (0.10)       (0.02)        (0.01)       (0.09)        0.02         0.01
Net realized and unrealized gain (loss) on
   investments and foreign currency             (0.72)       (0.56)        (5.18)        6.02         7.76       (11.50)
                                              -------      -------       -------      -------      -------      -------
   Total from Investment Operations             (0.82)       (0.58)        (5.19)        5.93         7.78       (11.49)
                                              -------      -------       -------      -------      -------      -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                         --        (0.04)           --           --           --        (0.05)
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $ 13.40      $ 14.22       $ 14.84      $ 20.03      $ 14.10       $ 6.32
                                              =======      =======       =======      =======      =======      =======
Total return (c)(d)                           (5.77)%(e)   (3.94)%      (25.91)%       42.06%      123.10%     (64.46)%
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (f)                          2.90%(g)     2.90%         2.90%        2.90%        2.90%        2.90%
Interest expense                                  --%(g)(h)    --%           --%          --%          --%          --%
Net expenses (f)                                2.90%(g)     2.90%         2.90%        2.90%        2.90%        2.90%
Net investment income (loss) (f)              (1.53)%(g)   (0.10)%       (0.07)%      (0.49)%       0.17%       (0.01)%
Waiver/reimbursement                            0.33%(g)     0.29%         0.21%        0.10%        0.30%        0.31%
Portfolio turnover rate                           18%(e)       16%           14%          28%          20%          58%
Net assets, end of period (000's)             $ 1,819      $ 1,812       $ 1,352      $ 1,296       $  774       $  443

(a)For the years ended August 31, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.
(h)Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:


                                       (UNAUDITED)
                                        SIX MONTHS
                                          ENDED                           YEAR ENDED AUGUST 31,
                                        FEBRUARY 28,  ----------------------------------------------------------------
CLASS Z SHARES                              2003         2002(a)      2001(a)       2000(a)     1999(a)      1998(a)
========================================================================================================================
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 14.41      $ 15.05       $ 20.11      $ 14.01       $ 6.38      $ 17.91
                                              -------      -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (loss)(b)                 (0.03)        0.14          0.16         0.09         0.13         0.12
Net realized and unrealized gain (loss) on
   investments and foreign currency             (0.72)       (0.59)        (5.22)        6.01         7.61       (11.58)
                                              -------      -------       -------      -------      -------      -------
   Total from Investment Operations             (0.75)       (0.45)        (5.06)        6.10         7.74       (11.46)
                                              -------      -------       -------      -------      -------      -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                      (0.12)       (0.19)           --           --        (0.11)       (0.07)
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $ 13.54      $ 14.41       $ 15.05      $ 20.11      $ 14.01      $  6.38
                                              =======      =======       =======      =======      =======      =======
Total return (c)(d)                           (5.27)%(e)   (3.10)%      (25.16)%       43.54%      121.80%     (64.19)%
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (f)                          1.90%(g)     1.90%         1.90%        1.90%        1.90%        1.90%
Interest expense                                  --%(g)(h)    --%           --%          --%          --%          --%
Net expenses (f)                                1.90%(g)     1.90%         1.90%        1.90%        1.90%        1.90%
Net investment income (loss)(f)               (0.53)%(g)     0.90%         0.93%        0.51%        1.17%        0.99%
Waiver/reimbursement                            0.33%(g)     0.29%         0.21%        0.10%        0.30%        0.31%
Portfolio turnover rate                           18%(e)       16%           14%          28%          20%          58%
Net assets, end of period (000's)             $   169      $   138       $   145      $   164      $   112      $    49

(a)For the years ended August 31, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested.
(d)Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.
(h)Rounds to less than 0.01%.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Newport Greater China Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Newport Greater China Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Newport Greater China Fund

Liberty Newport Greater China Fund  SEMIANNUAL REPORT, FEBRUARY 28, 2003


[eagle head logo]

LibertyFunds
A Member of Columbia Management Group
(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


                                                                    PRSRT STD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                   HOLLISTON, MA
                                                                   PERMIT NO. 20



                                                736-03/079N-0303 (04/03) 03/0807

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEMS 4-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)  Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Liberty Funds Trust II
            -----------------------------------------------------------

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    April 25, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    April 25, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    April 25, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.